Shareholders' Equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Shareholders' Equity
Dividend declared per share	$ 0.34	$ 0.32	$ 0.68	$ 0.64
Cash dividends	$ 58.6	$ 51.3	$ 116.4	$ 101.4
DRIP dividends	6.9	9.7	14.5	21.8
Dividend paid	$ 65.5	$ 61.0	$ 130.9	$ 123.2